Investments (Details 10) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	$ 5,871	$ 5,808
Weighted-average DSC ratio	1.65	1.64
Weighted-average LTV ratio	0.68	0.69
Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,310	1,139
Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,160	1,287
Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	873	775
Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	2,276	2,245
Other [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	252	362
Less than 80% [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	4,946	4,465
Weighted-average DSC ratio	1.74	1.77
Less than 80% [Member] | Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,119	805
Less than 80% [Member] | Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	922	1,015
Less than 80% [Member] | Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	776	595
Less than 80% [Member] | Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,940	1,878
Less than 80% [Member] | Other [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	189	172
80% - less than 90% [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	567	755
Weighted-average DSC ratio	1.27	1.29
80% - less than 90% [Member] | Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	129	245
80% - less than 90% [Member] | Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	76	123
80% - less than 90% [Member] | Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	55	104
80% - less than 90% [Member] | Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	250	220
80% - less than 90% [Member] | Other [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	57	63
90% or greater [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	358	588
Weighted-average DSC ratio	1.07	1.15
90% or greater [Member] | Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	62	89
90% or greater [Member] | Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	162	149
90% or greater [Member] | Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	42	76
90% or greater [Member] | Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	86	147
90% or greater [Member] | Other [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	6	127
Greater than 1.10 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	5,428	5,279
Weighted-average LTV ratio	0.66	0.68
Greater than 1.10 [Member] | Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,303	1,112
Greater than 1.10 [Member] | Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	951	1,153
Greater than 1.10 [Member] | Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	783	656
Greater than 1.10 [Member] | Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	2,139	2,074
Greater than 1.10 [Member] | Other [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	252	284
1.00-1.10 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	234	260
Weighted-average LTV ratio	0.76	0.81
1.00-1.10 [Member] | Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	5	23
1.00-1.10 [Member] | Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	121	53
1.00-1.10 [Member] | Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	16	69
1.00-1.10 [Member] | Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	92	104
1.00-1.10 [Member] | Other [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total		11
Less than 1.00 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	209	269
Weighted-average LTV ratio	0.96	0.89
Less than 1.00 [Member] | Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	2	4
Less than 1.00 [Member] | Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	88	81
Less than 1.00 [Member] | Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	74	50
Less than 1.00 [Member] | Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	45	67
Less than 1.00 [Member] | Other [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total		$ 67